Commitments And Contingencies - Additional Information (Detail) - USD ($) $ in Millions			3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 18, 2020	Jun. 18, 2018	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2019
Loss Contingencies [Line Items]
Finance lease right of use asset				$ 9.2		$ 9.2	$ 5.8
Finance lease incremental borrowing rate				8.40%		8.70%
Lease rental expenses				$ 1.1	$ 1.4	$ 1.3	1.4
Future minimum sublease income receivable				0.9	5.8	1.1
Litigation settlement amount			$ 7.5				5.6
Future minimum sublease income noncancelable sublease						1.1
Underlying assets						9.2
Purchase Obligation						0.7	1.2		$ 5.6
Litigation settlement amount reserve								$ 7.5
Reserve amount for settlement							7.5
Reduction in selling, general and administrative expense							1.9
Insurance Claims [Member]
Loss Contingencies [Line Items]
Litigation settlement amount							7.5
Litigation claims received					7.7		7.7
Litigation settlment income				$ 0.0	$ 7.7	7.7	0.0	$ 7.7
Workmen Compensation [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Estimate Of Possible Loss						0.4
Workmen Compensation [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Estimate Of Possible Loss						0.5
Versatex [Member]
Loss Contingencies [Line Items]
Future minimum sublease income receivable						$ 5.8
Loss Contingency Accrual	$ 5.8	$ 5.8
Leasehold Improvements [Member]
Loss Contingencies [Line Items]
Lease improvements expenditure incurred							$ 3.4